Fair Value Measurements and Hedging - Derivative instruments effect on statements of operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain/(loss) on derivative financial instruments, net
Realized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	$ 1,192	$ 335	$ 0
Unrealized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	(212)	(2,299)	(3,539)
Gain/(Loss) on Foreign Currency Derivative Instruments Designated as Hedging Instruments	0	103	0
Total Gain/(loss) recognized	980	(1,861)	(3,539)
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss)	1,403	5,565	21,786
Total Gain/(loss) recognized	1,403	5,565	21,786
Gain/(Loss) on FFAs and bunker swaps, net
Total Gain/(loss) recognized	4,944	(4,033)	(1,336)
Forward Freight Agreements [Member]
Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	2,250	(9,772)	1,923
Unrealized gain/(loss) on FFAs	553	5,639	(5,975)
Bunker Swaps [Member]
Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on bunker swaps	2,205	68	6,403
Unrealized gain/(loss) on bunker swaps	$ (64)	$ 32	$ (3,687)